Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information
Document Type	S-1
Entity Registrant Name	SWARMER, INC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002092574
Amendment Flag	false